Mergers and acquisitions - FNB Financial Corp. - Narrative (Details) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 14, 2020 USD ($) branch $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Business Acquisition [Line Items]
Goodwill resulting from merger			$ 31,961
Merger related expenses		$ 34,879
FNB Financial Corp.
Business Acquisition [Line Items]
Assets assumed in acquisition	$ 258,218
Loans assumed in acquisition	182,171
Deposits assumed in acquisition	$ 209,535
Business acquisition, shares issued (in shares) | shares	954,797
Cash consideration paid	$ 15,001
Business acquisition, share price (dollar per share) | $ / shares	$ 36.70
Business combination, consideration, value	$ 50,042
Goodwill resulting from merger	$ 6,319	6,319
Merger related expenses		$ 2,338
FNB Financial Corp. | Kentucky
Business Acquisition [Line Items]
Number of branches acquired | branch	4